ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Balance Sheets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		¥ 596,195	$ 85,255	¥ 1,321,118
Short-term investments		2,708,788	387,352	1,845,242
Prepaid expenses and other current assets, net		504,779	72,182	431,829
Amounts due from subsidiaries and VIEs	[1]	74,320		10,628
Total current assets		3,980,540	569,210	3,639,812
Long-term investments		551,641	78,884	922,740
TOTAL ASSETS		6,199,686	886,544	5,828,077
Accrued expenses and other current liabilities		1,537,477	219,856	1,245,207
Total current liabilities		4,245,487	607,097	3,260,603
TOTAL LIABILITIES		4,945,941	707,260	3,894,613
Treasury stock, at cost		(496,132)	(70,946)	(242,866)
Additional paid-in capital		7,933,515	1,134,478	7,991,421
Accumulated other comprehensive loss		(48,072)	(6,874)	(2,832)
Statutory reserves		66,042	9,444	66,042
Accumulated deficit		(6,201,724)	(886,835)	(5,878,417)
TOTAL SHAREHOLDERS' EQUITY		1,253,745	179,284	1,933,464		¥ 3,106,265	¥ 3,095,829
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		6,199,686	886,544	5,828,077
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares		68	10	68
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares		48	7	48
Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		40,725	5,824	220,713	$ 31,562	¥ 98,456	¥ 3,731
Short-term investments		530,738	75,895	516,647
Prepaid expenses and other current assets, net		72,245	10,331	1,816
Amounts due from subsidiaries and VIEs		5,904,835	844,379	6,437,387
Total current assets		6,548,543	936,429	7,176,563
Long-term investments		340,681	48,717	174,122
TOTAL ASSETS		6,889,224	985,146	7,350,685
Accrued expenses and other current liabilities		76,280	10,908	5,778
Amounts due to subsidiaries and VIEs		119,257	17,054	108,083
Total current liabilities		195,537	27,962	113,861
Deficit of investments in subsidiaries and VIEs		5,439,942	777,900	5,303,360
TOTAL LIABILITIES		5,635,479	805,862	5,417,221
Treasury stock, at cost		(496,132)	(70,946)	(242,866)
Additional paid-in capital		7,933,515	1,134,478	7,991,421
Accumulated other comprehensive loss		(48,072)	(6,874)	(2,832)
Statutory reserves		66,042	9,444	66,042
Accumulated deficit		(6,201,724)	(886,835)	(5,878,417)
TOTAL SHAREHOLDERS' EQUITY		1,253,745	179,284	1,933,464
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		6,889,224	985,146	7,350,685
Parent [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares		68	10	68
Parent [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares		¥ 48	$ 7	¥ 48

[1]	Other receivables include the receivable insurance recoveries from the insurer resulted from the putative securities class action filed on April 17, 2020 in the U.S. District Court for the District of New Jersey, in which the Group and certain of its officers have been named as defendants. The action alleges that the Group made false and misleading statements regarding the Group’s business and operations in violation of the federal securities laws. On February 19, 2026, the Court granted preliminary approval of the settlement and set the Settlement Hearing for June 4, 2026. In accordance with the agreed settlement amount with the Plaintiffs, the Group has recognized USD9,500 receivable from the insurer and a corresponding USD9,500 payable to the Plaintiffs.